Intangible Assets: Finite-lived Intangible Assets Amortization Expense (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
2017
Estimated aggregate amortization expense	$ 2,309
2018
Estimated aggregate amortization expense	2,309
2019
Estimated aggregate amortization expense	2,309
2020
Estimated aggregate amortization expense	2,309
Thereafter
Estimated aggregate amortization expense	18,172
Estimated aggregate amortization expense	$ 29,717